Unaudited Condensed Consolidated Statements of Cash Flows (Parentheticals) ¥ in Thousands	12 Months Ended
Sep. 30, 2020 CNY (¥)
Statement of Cash Flows [Abstract]
Proceeds from issuance of ordinary shares in connection of IPO, net off issuance cost	¥ 29,289